Income tax (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Consolidated Statement of Operations
Current income tax expense (benefit)	$2,609	$2,683	$3,626
Deferred income tax expense (benefit)	139	(9)	(89)
Income tax expense (benefit)	$2,748	$2,674	$3,537

Reconciliation of Income Taxes Computed at the French Statutory Rate
A reconciliation of income taxes computed at the French statutory rate 25.00% for the years ended December 31, 2024, 2023 and 2022 to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Profit (loss) before income taxes	$(6,260)	$(38,316)	$61,104
At France’s statutory income tax rate of 25% in 2022, 2023 and in 2024	(1,565)	(9,579)	15,276
Impact of French income taxed under IP Box regime at 10%	—	—	(8,793)
Non-deductible share-based payment expense	1,369	1,776	1,023
Tax credits	(1,156)	(1,344)	(955)
Permanent differences and other	(503)	212	(29)
Withholding tax	2,250	2,055	—
Use of tax loss carryforwards	—	—	(2,985)
Unrecognized benefit of tax losses carryforward	2,353	9,554	—
Income tax expense (income)	$2,748	$2,674	$3,537

Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2022	2023	2024	2022	2023	2024	2022	2023	2024
	(in thousands)			(in thousands)			(in thousands)
Government loan	7	(127)	(117)	—	—	—	142	(135)	11
Intangible assets	(133)	(120)	(4)	—	—	—	(105)	13	116
Lease contracts	—	—	(105)	—	—	—	—	—	(105)
Cash flow hedge	(3)	2	1	—	—	—	(1)	5	(1)
Remeasurement of non-monetary accounts	(487)	(3)	103	—	—	—	(316)	485	106
Other provisions and accruals	(495)	(962)	(928)	—	—	—	(4)	(468)	33
From subsidiaries	258	264	173	—	—	—	139	(9)	(89)
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)	1,111	1,210	1,050	—	—	—	284	100	(160)
Total	$258	$264	$173	—	$—	$—	$139	$(9)	$(89)
The changes in deferred tax assets and liabilities were as follows:

	2022	2023	2024
	(in thousands)
At January 1st	$138	$258	$264
Tax expense (income) during the year recognized in Profit or Loss	139	(9)	(89)
Tax expense (income) during the year recognized in equity	—	—	—
Effect of foreign exchange	(19)	15	(2)
At December 31st	$258	$264	$173